Note 10 - Long-term Government Loan Payable, Grants and Awards (Details Textual) $ in Thousands, $ in Millions				12 Months Ended
	Aug. 19, 2024 USD ($)	Jun. 10, 2024 CAD ($)	Dec. 27, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Mar. 21, 2025 CAD ($)	Nov. 24, 2020 CAD ($)
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid				$ (8,017)
Government grants				3,124	$ 3,124	$ 849
Natural Resources Canada (“NRCan”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities		$ 5,000
U.S. Department of Defense (“DoD”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities	$ 20			642	0
Government grants	$ 20
Canadian federal government [member]
Statement Line Items [Line Items]
Government grants							$ 20,000
Government loan [member]
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid				$ 3,311	$ (0)	$ (0)
Government loan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate				16.00%	7.00%
Government loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate					17.10%
Government loan [member] | Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Maximum borrowing capacity								$ 5,000
Borrowings, interest rate								0.00%
Additions to maximum borrowing capacity			$ 5,000
Borrowings, number of installments for repayments								19
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid				$ 3,311
Government loan [member] | Federal Economic Development for Northern Ontario [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0.16
Government loan [member] | Federal Economic Development for Northern Ontario [member] | Interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities								0.07
Government loan [member] | Federal Economic Development for Northern Ontario [member] | Interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities								0.171